Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net income	$ 136,226	$ 124,038
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	348	27
Depreciation expense	20,387	20,699
Amortization of intangibles	8,456	8,878
Amortization of government grants	(21)	(22)
Interest on short term investments	(536)	(422)
Realised gain on sale of short term investments		(39)
Stock compensation expense	18,701	20,690
Amortization of gain on interest rate hedge	(462)	(458)
Amortization of financing costs	282	279
Deferred taxes	(581)	3,236
Changes in assets and liabilities:
Decrease in accounts receivable	59,812	42,548
Increase in unbilled revenue	(55,081)	(15,892)
Increase in other receivables	(6,234)	(8,305)
Increase in prepayments and other current assets	(3,677)	(1,117)
Increase in other non-current assets	(737)	(1,505)
Decrease in payments on account	(11,463)	(61,187)
Increase/(decrease) in other current liabilities	4,558	(54,712)
(Decrease)/increase in other non-current liabilities	(4,442)	2,108
Increase/ (decrease) in income taxes payable	3,802	(763)
Decrease in accounts payable	(920)	(868)
Net cash provided by operating activities	168,418	77,213
Cash flows from investing activities:
Purchase of property, plant and equipment	(15,179)	(19,893)
Purchase of subsidiary undertakings		(1,613)
Purchase of short term investments	(24,919)	(10,969)
Sale of short term investments	6,950	15,441
Net cash used in investing activities	(33,148)	(17,034)
Cash flows from financing activities:
Proceeds from exercise of equity compensation	5,914	2,180
Share issue costs	(10)	(9)
Excess tax benefit on exercise of equity compensation		2,338
Repurchase of ordinary shares	(108,106)
Share repurchase costs	(86)
Drawdown of bank credit lines and loan facilities		20,000
Repayment of bank credit lines and loan facilities		(20,000)
Net cash provided by financing activities	(102,288)	4,509
Effect of exchange rate movements on cash	2,731	(129)
Net increase in cash and cash equivalents	35,713	64,559
Cash and cash equivalents at beginning of period	192,541	103,911
Cash and cash equivalents at end of period	$ 228,254	$ 168,470